UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment           [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         UBS GLOBAL ASSET MANAGEMENT (US)INC.
Address:      51 West 52nd Street
              New York, NY 10019

13F File Number:   28-05673

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Mark F. Kemper
Title:       Executive Director and Deputy General Counsel
Phone:       (312)525-7138
Signature, Place, and Date of Signing:

/s/ MARK F. KEMPER/Chicago, Illinois  July 20, 2004

Report Type (Check only one.):

[]    13F HOLDINGS REPORT.

[X]    13F NOTICE.

[ ]    13F COMBINATION REPORT.

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FORM 13F SUMMARY PAGE

Report Summary:

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       3

Form 13F Information Table Entry Total:  1645

Form 13F Information Table Value Total:  $26070207635



List of Other Included Managers:

13F File Number    Name

		   UBS GLOBAL ASSET MANAGEMENT (AMERICAS) INC.
01                 ADAMS ST. PARTNERS
03    801-13219    UBS GLOBAL ASSET MANAGEMENT (US)
04    28-3900      UBS GLOBAL ASSET MANAGEMENT TRUST COMPANY

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